                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                 Report for the Calendar Quarter Ended 12/31/04

                        If amended report check here: [ ]

Name of Institutional Manager:

Winifred I. Li
Business Address:
One International Place   Boston   Mass.   02110
Street                     City    State    Zip

Name, Phone No. and Title of Person Duly Authorized to Submit Report:

Winifred I. Li (617) 951-7938

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all the information contained therein is true, correct and complete. It is understood that all the required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on his behalf in the City of Boston and State of Massachusetts on the 10th day of February, 2005.


                                                 Winifred I. Li
                                                 -------------------------------

                                                 -------------------------------

                     13-F EQUITIES DISCLOSURE BY AFFILATION

REPORT RUN: 02/10/2005 at 10:31 AM                                        PAGE 1
BUSINESS DATE: 02/10/2005                                            R33.110.003

                                As of 12/31/2004

HOLDING COMPANY: (1) ROPES AND GRAY

                                                                            INVEST
                                                                          INVEST AUTH        VOTING AUTH (SHARES)
                                                 MARKET                ----------------   -------------------------
NAME OF ISSUER                     CUSIP         VALUE        SH/PV    SOLE   SHR   MGR     SOLE    SHARED    NONE
------------------------------   ---------   -------------   -------   ----   ---   ---   -------   ------   ------
            COMMON
            ------

3M COMPANY                       88579Y101      248,754.17      3031           X             1987      744      300

ABBOTT LABS                      002824100    1,743,217.20     37368           X            20118     9370     7880

AIR PRODS & CHEMS INC            009158106      244,053.70      4210           X             1575      675     1960

AMERICAN INTL GROUP INC          026874107   31,699,434.36    482708           X           321586     9608   151514

AMGEN INC                        031162100      793,599.65     12371           X             9064      847     2460

APPLIED MATLS INC                038222105      253,080.00     14800           X            14800        0        0

ARCHSTONE SMITH TRUST            039583109    1,640,580.50     42835           X            23775     9510     9550

BANK OF AMERICA CORP             060505104    1,993,738.71     42429           X            21069     6715    14645

BERKSHIRE HATHAWAY INC CL B      084670207      446,272.00       152           X              152        0        0

CATERPILLAR INC                  149123101      355,911.50      3650           X             3650        0        0

CINERGY CORP                     172474108      548,683.40     13180           X             4750     3925     4505

CISCO SYS INC                    17275R102    1,821,933.96     94303           X            61128    18350    14825

CITIGROUP INC                    172967101    2,318,132.52     48114           X            23409    10287    14418

COCA COLA CO                     191216100      353,273.76      8484           X             7984        0      500

COMCAST CORP NEW CL A            20030N101      357,294.08     10736           X             6711     1750     2275

CONOCOPHILLIPS                   20825C104      529,228.85      6095           X             6069        0       26

CVS CORP                         126650100      801,119.25     17775           X            10775     1925     5075

DELL INC                         24702R101    1,605,239.02     38093           X            18418    11150     8525

DU PONT E I DE NEMOURS           263534109    3,994,681.05     81441           X            72831     2025     6585

EMC CORP MASS                    268648102      278,559.71     18733           X            18733        0        0

EMERSON ELEC CO                  291011104      281,661.80      4018           X             2161     1707      150
                                             -------------   -------                       ------    -----   ------
   SUBTOTALS FOR THIS PAGE                   52,308,449.19    984526                       650745    88588   245193

                     13-F EQUITIES DISCLOSURE BY AFFILATION

REPORT RUN: 02/10/2005 at 10:31 AM                                        PAGE 2
BUSINESS DATE: 02/10/2005                                            R33.110.003

                                As of 12/31/2004

HOLDING COMPANY: (1) ROPES AND GRAY (Cont.)

                                                                            INVEST
                                                                          INVEST AUTH        VOTING AUTH (SHARES)
                                                 MARKET                ----------------   -------------------------
NAME OF ISSUER                     CUSIP         VALUE        SH/PV    SOLE   SHR   MGR     SOLE    SHARED    NONE
------------------------------   ---------   -------------   -------   ----   ---   ---   -------   ------   ------
        COMMON (cont.)
        --------------

EXELON CORP                      30161N101      504,601.50     11450           X             3200     1600     6650

EXXON MOBIL CORP                 30231G102    3,163,818.46     61721           X            33399    12548    15774

FPL GROUP INC                    302571104    1,352,227.50     18090           X             9733     3350     5007

GANNETT INC                      364730101      319,038.50      3905           X             1640      775     1490

GENENTECH INC COM NEW            368710406      977,415.76     17954           X            13574      575     3805

GENERAL ELEC CO                  369604103    2,866,527.50     78535           X            42831    18159    17545

GENERAL MLS INC                  370334104      792,625.95     15945           X             4300     5625     6020

GENZYME CORP GEN DIV             372917104      738,360.05     12715           X             9415      475     2825

GOLDEN WEST FINL CORP DEL        381317106      561,993.00      9150           X             3680     3350     2120

HOME DEPOT INC                   437076102    1,453,373.70     34005           X            25080     3325     5600

IBM CORP                         459200101    1,674,972.78     16991           X             8153     3065     5773

INGERSOLL RAND CO LTD CL A       G4776G101      798,583.50      9945           X             6805     1050     2090

INTEL CORP                       458140100    2,225,769.01     95159           X            70339    10250    14570

JOHNSON & JOHNSON                478160104    2,057,979.00     32450           X            29275        0     3175

LOWES COS INC                    548661107    1,271,875.15     22085           X            13575     3500     5010

MEDTRONIC INC                    585055106    1,955,408.56     39368           X            22513     4355    12500

MICROSOFT CORP                   594918104    3,710,392.64    138862           X            92187    12790    33885

NEXTEL COMMUNICATIONS INC CL A   65332V103      402,134.00     13400           X             5750     4000     3650

PARKER HANNIFIN CORP             701094104    1,686,426.84     22266           X            18891      400     2975

PEPSICO INC                      713448108    1,700,937.00     32585           X            19968     5722     6895
                                             -------------   -------                      -------   ------   ------
   SUBTOTALS FOR THIS PAGE                   30,214,460.40    686581                       434308    94914   157359

                     13-F EQUITIES DISCLOSURE BY AFFILATION

REPORT RUN: 02/10/2005 at 10:31 AM                                        PAGE 3
BUSINESS DATE: 02/10/2005                                            R33.110.003

                                As of 12/31/2004

HOLDING COMPANY: (1) ROPES AND GRAY (Cont.)

                                                                            INVEST
                                                                          INVEST AUTH        VOTING AUTH (SHARES)
                                                 MARKET                ----------------   -------------------------
NAME OF ISSUER                     CUSIP         VALUE        SH/PV    SOLE   SHR   MGR     SOLE    SHARED    NONE
------------------------------   ---------   -------------   -------   ----   ---   ---   -------   ------   ------
        COMMON (cont.)
        --------------

PFIZER INC                       717081103    1,925,834.91     71619           X            42744    13375    15500

PRICE T ROWE GROUP INC           74144T108      500,212.40      8042           X             8042        0        0

PROCTER & GAMBLE CO              742718109    2,212,563.60     40170           X            29175     4675     6320

PROLOGIS                         743410102    1,607,976.30     37110           X            20600     7050     9460

QUEST DIAGNOSTICS INC            74834L100    1,277,599.05     13371           X            10096      100     3175

SIMON PPTY GROUP INC NEW         828806109      482,438.20      7460           X             2550     2350     2560

STATE STR CORP                   857477103      687,237.92     13991           X            12841        0     1150

STRYKER CORP                     863667101      204,580.00      4240           X               40     2400     1800

SYSCO CORP                       871829107    2,102,823.47     55091           X            45041        0    10050

UNITED PARCEL SVC INC CL B       911312106      735,810.60      8610           X             4248     1012     3350

UNITED TECHNOLOGIES CORP         913017109    1,052,929.80     10188           X             8163      450     1575

WACHOVIA CORP 2ND NEW            929903102      409,280.60      7781           X             4661     1445     1675

WAL MART STORES INC              931142103    1,376,013.82     26051           X            17616     2150     6285

WALGREEN CO                      931422109      387,537.00     10100           X             9300        0      800

WYETH                            983024100      485,526.00     11400           X             1050     2800     7550
                                             =============   =======                      =======   ======   ======
TOTALS FOR COMMON                            97,971,273.26   1996331                      1301220   221309   473802
                                             =============   =======                      =======   ======   ======
GRAND TOTALS                                 97,971,273.26   1996331                      1301220   221309   473802

                     13-F EQUITIES DISCLOSURE BY AFFILATION

REPORT RUN: 02/10/2005 at 10:31 AM                                        PAGE 4
BUSINESS DATE: 02/10/2005                                            R33.110.003

                                As of 12/31/2004

                            Produced on trust>ROPEDB

            The parameters used in producing report R33.110.003 were:

ASOF##             =   12/31/2004
BK_LIST##          =           ()
DV_SUM#            =          YES
BK_SUM#            =           NO
MIN_SHARES#        =       10,000
MIN_CORP_SHARES#   =       10,000
MIN_MKT_VAL#       =   200,000.00
AF#                =          113
EMPL#              =    90723/1/1

================================== End of Report ===============================